Profit/(loss) from non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling interests [Abstract]
Disclosure of detailed information about noncontrollingI interests [Table Text Block]

(Million euro)	2025	2024	2023	NON-GROUP
Budimex Group	(91)	(77)	(83)	49.86%
Autop.Terrasa Manresa, S.A.	(9)	(8)	(8)	23.72%
LBJ Infraestructure Group	(31)	(28)	(20)	45.40%
NTE Mobility Partners	(58)	(59)	(60)	37.03%
NTE Mobility Partners Segments 3 LLC	(62)	(60)	(41)	46.33%
FAM Construction LLC	—	9	34	30.00%
D4R7 Construction S.R.O.	2	3	(1)	35.00%
I-77 Mobility Partners	(10)	(9)	(12)	27.77%
I-66 Mobility Partners	(7)	3	16	44.30%
Yda Havalimani Yatrim Ve (Dalaman)	5	(24)	7	40.00%
Webber United LLC	—	—	1	40.00%
Other companies	(1)	(2)	(3)	—%
TOTAL	(262)	(251)	(170)	—%